Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2023
Prospectus Date	rr_ProspectusDate	Jan. 28, 2023
American Customer Satisfaction ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	American Customer Satisfaction ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The American Customer Satisfaction ETF (the “ACSI ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created and maintained by CSat Investment Advisory, L.P. (“CSat”), the Fund’s index provider and the investment adviser for the Predecessor Fund (defined below), in partnership with the American Customer Satisfaction Index, LLC, an affiliate of CSat and owner/publisher of the leading national cross-industry measure of customer satisfaction (the “Customer Satisfaction Data”). Calculation of the Customer Satisfaction Data incorporates surveys of more than 100,000 household customers each year to identify trends in customer satisfaction and provide benchmarking insights for companies, industry trade associations, and government agencies.

American Customer Satisfaction Investable Index

The Index uses an objective, rules-based methodology to measure the performance of U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”).

Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention, and the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index (the “Index Companies”). One to three ACSI Companies from each industry are included in the Index based on the number of ACSI Companies in a given industry. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.

A company’s ACSI Score is calculated by utilizing a proprietary model to evaluate customers’ Customer Satisfaction Data based on questions that measure the following facets of satisfaction with a product or service:

Customer Expectations	Customer expectations is a measure of the customer’s anticipation of the quality of a company’s products or services. Expectations represent both prior consumption experience, which includes some nonexperiential information like advertising and word-of-mouth, and a forecast of the company’s ability to deliver quality in the future.
Perceived Quality	Perceived quality is a measure of the customer’s evaluation via recent consumption experience of the quality of a company’s products or services. Quality is measured in terms of both customization, which is the degree to which a product or service meets the customer’s individual needs, and reliability, which is the frequency with which things go wrong with the product or service.
Perceived Value	Perceived value is a measure of quality relative to price paid. Although price (value for money) is often very important to the customer’s first purchase, it usually has a somewhat smaller impact on satisfaction for repeat purchases.

At the time of each rebalance of the Index, the Index is sector-weighted to reflect the overall U.S. large cap market, industry-weighted based on the highest ACSI Score of any Index Company within an industry, and equal-weighted within each industry, subject to the constraints described below.

Sector Weighting. At the time of each rebalance of the Index, the Index weight is allocated to each economic sector based on the aggregate number of the Index Companies in each sector relative to that of each other sector, provided that such weights will be adjusted upward or downward if necessary to better reflect the weight of such sector in the overall U.S. large cap market. Unallocated Index weight resulting from such downward adjustments is re-allocated first equally to sectors requiring an upward weight adjustment and then equally to all sectors to the extent they stay within the Index’s constraints.

Industry Weighting. At the time of each rebalance of the Index, within each economic sector, the Index weight is allocated to each industry based on the highest ACSI Score of any Index Company within such industry relative to the highest ACSI Score for companies in each other industry within such sector.

Security Weighting. At the time of each rebalance of the Index, Index Companies within an industry are equally weighted, subject to a maximum of 12% for any individual Index Company.

The Index is rebalanced and reconstituted on a quarterly basis after market close on the 10th trading day of each January, April, July, and October. The data used to compute each ACSI Company’s score is updated based on the Customer Satisfaction Data on a rolling basis, no less often than quarterly, with new data replacing earlier data collected in the same period of the previous year.

The Index was created by CSat in 2016 in anticipation of the commencement of operations of the Predecessor Fund. CSat is not affiliated with the Fund’s investment adviser, Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company.

The Fund’s Investment Strategy

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in investments that are tied economically to the United States. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

The Fund may invest in securities or other investments not included in the Index (such as other exchange-traded funds (“ETFs”)), but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Principal Risks.”

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Passive Investment Risk. The Fund is not actively-managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

◦	Communication Services Sector Risk. The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. As of September 30, 2022, 25.1% of the Fund’s net assets were invested in the communication services sector.

◦	Consumer Discretionary Sector Risk. The Fund may invest significantly in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

◦	Consumer Staples Sector Risk. The Fund may invest significantly in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the consumer staples sector, including those in the food and beverage industries, may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing campaigns, competition, and government regulations.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to the commencement of the Fund’s operations as a series of the Trust on May 24, 2021, the Fund operated as the American Customer Satisfaction ETF (the “Predecessor Fund”), a series of the ETF Series Solutions, an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that had the same investment objective and strategies as the Fund since the Predecessor Fund’s inception. The Fund assumed the NAV and performance history of the Predecessor Fund. Performance shown in the bar chart and table for periods prior to May 24, 2021 is that of the Predecessor Fund and is not the performance of the Fund. The Predecessor Fund was reorganized into the Fund at the inception of the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing two aspects of the Fund: volatility and performance. The bar chart and table reflect changes in the Fund’s performance from year to year over the one-year, five-year and since inception periods and show how the Fund’s average annual total returns compare to those of a relevant market index and the Index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.acsietf.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing two aspects of the Fund: volatility and performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acsietf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.34% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.62% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.

American Customer Satisfaction ETF | American Customer Satisfaction Investable Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.47%)
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
American Customer Satisfaction ETF | Standard & Poor’s 500 (S&P 500 Index) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
American Customer Satisfaction ETF | American Customer Satisfaction ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2017	rr_AnnualReturn2017	15.49%
Annual Return 2018	rr_AnnualReturn2018	(4.40%)
Annual Return 2019	rr_AnnualReturn2019	24.47%
Annual Return 2020	rr_AnnualReturn2020	22.84%
Annual Return 2021	rr_AnnualReturn2021	23.36%
Annual Return 2022	rr_AnnualReturn2022	(20.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
1 Year	rr_AverageAnnualReturnYear01	(20.92%)
5 Years	rr_AverageAnnualReturnYear05	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
American Customer Satisfaction ETF | American Customer Satisfaction ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.07%)
5 Years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
American Customer Satisfaction ETF | American Customer Satisfaction ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.28%)
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016

[1]	The Predecessor Fund commenced operations on October 31, 2016.